Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 83,449	R$ 3,896
Cash and bank deposits	13,096	3,564
Financial instruments at fair value through profit or loss	70,353	332
Financial instruments at fair value through profit or loss	8,253	85,944
Trade receivables	47,978	58,808
Sub-leases receivable	2,963	2,883
Taxes recoverable	1,153	789
Other assets	12,383	5,044
Total current assets	156,179	157,364
Non-current assets
Financial instruments at fair value through profit or loss	31,596	24,164
Trade receivables	27,545	15,961
Sub-leases receivable	0	2,717
Taxes recoverable	134	513
Deferred taxes	4,568	2,207
Other assets	1,540	1,330
Total noncurrent asset other than capital assets	65,383	46,892
Property and equipment	15,043	16,412
Right of use - Leases	90,478	88,384
Intangible assets	1,441	2,720
Total non-current assets	172,345	154,408
TOTAL	328,524	311,772
Current liabilities
Trade payables	1,039	326
Leases	19,828	17,738
Accounts payable	125,795	37,669
Labor and social security obligations	40,724	30,948
Taxes and contributions payable	22,878	16,297
Total current liabilities	210,264	102,978
Non-current liabilities
Accounts payable	33	33
Leases	86,371	85,153
Deferred taxes	12,620	8,883
Total non-current liabilities	99,024	94,069
Equity
Quota capital	8,730	8,595
Retained earnings	0	91,430
Other reserves	10,491	8,119
Equity attributable to owners of parent	19,221	108,144
Non-controlling interests in the equity of subsidiaries	15	6,581
Total equity	19,236	114,725
Total liabilities and equity	R$ 328,524	R$ 311,772